Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000025422 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025422 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025422 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025422 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025422 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025422 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025422 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025422 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025422 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025422 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000025424 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025424 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025424 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025424 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025424 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025424 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025424 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025424 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025424 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025424 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000202040 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202040 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000202040 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000202040 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202040 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202040 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202040 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202040 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202040 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202040 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000058957 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000058957 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000058957 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058957 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000058957 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000058957 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000058957 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058957 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058957 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000058957 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000161292 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161292 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161292 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161292 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161292 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161292 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161292 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161292 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161292 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161292 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000025420 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025420 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025420 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025420 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025420 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025420 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025420 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025420 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025420 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025420 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000058958 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000058958 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000058958 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058958 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000058958 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000058958 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000058958 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058958 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058958 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000058958 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000025421 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025421 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025421 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025421 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025421 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025421 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025421 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025421 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025421 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025421 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000133721 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000133721 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133721 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000133721 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133721 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000133721 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133721 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133721 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133721 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133721 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000133722 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000133722 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133722 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000133722 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133722 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000133722 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133722 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133722 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133722 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133722 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000202048 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202048 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000202048 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202048 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202048 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202048 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202048 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202048 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202048 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202048 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000195497 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000195497 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000195497 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000195497 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195497 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195497 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195497 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195497 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195497 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195497 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000133723 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000133723 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133723 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000133723 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133723 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000133723 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133723 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133723 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133723 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133723 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000133724 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000133724 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133724 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000133724 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133724 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000133724 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133724 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133724 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133724 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133724 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000174582 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174582 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174582 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000174582 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000174582 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000174582 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174582 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174582 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174582 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174582 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202005 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000202005 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000202005 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202005 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000202005 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000202005 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202005 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202005 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202005 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202005 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195498 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195498 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000195498 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000195498 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000195498 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000195498 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000195498 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195498 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195498 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195498 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136680 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136680 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000136680 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136680 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000136680 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000136680 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136680 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136680 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136680 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136680 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204425 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000204425 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000204425 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000204425 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000204425 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000204425 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204425 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000204425 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000204425 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204425 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037818 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037818 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000037818 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000037818 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000037818 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037818 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000037818 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000037818 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000037818 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037818 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037819 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037819 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000037819 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000037819 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000037819 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037819 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000037819 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000037819 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000037819 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037819 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202041 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202041 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202041 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000202041 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202041 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000202041 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000202041 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000202041 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000202041 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202041 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058984 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058984 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000058984 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000058984 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000058984 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058984 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000058984 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000058984 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000058984 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000058984 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161293 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161293 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161293 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000161293 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000161293 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161293 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000161293 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000161293 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000161293 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161293 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037820 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037820 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000037820 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000037820 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000037820 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037820 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000037820 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000037820 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000037820 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037820 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058985 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058985 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000058985 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000058985 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000058985 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058985 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000058985 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000058985 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000058985 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000058985 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000041010 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041010 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041010 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000041010 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000041010 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000041010 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000041010 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000041010 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000041010 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000041010 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025406 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025406 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000025406 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025406 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025406 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000025406 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025406 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000025406 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025406 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025406 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025408 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025408 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000025408 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025408 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025408 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000025408 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025408 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000025408 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025408 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025408 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202037 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202037 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000202037 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202037 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000202037 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000202037 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202037 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000202037 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202037 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000202037 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058955 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058955 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000058955 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058955 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000058955 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000058955 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058955 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000058955 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000058955 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000058955 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161289 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161289 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000161289 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161289 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161289 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000161289 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161289 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000161289 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161289 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000161289 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025404 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025404 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000025404 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025404 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025404 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000025404 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025404 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000025404 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025404 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025404 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058956 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058956 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000058956 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058956 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000058956 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000058956 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058956 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000058956 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000058956 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000058956 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025405 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025405 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000025405 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025405 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025405 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000025405 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025405 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000025405 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025405 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025405 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025382 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025382 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025382 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025382 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025382 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025382 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025382 | SectorSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000025382 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025382 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025382 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037783 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000037783 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037783 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037783 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000037783 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000037783 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000037783 | SectorSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000037783 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037783 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037783 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202032 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202032 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202032 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202032 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202032 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202032 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202032 | SectorSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000202032 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202032 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202032 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161284 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161284 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161284 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161284 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000161284 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161284 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161284 | SectorSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000161284 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161284 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161284 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025381 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025381 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025381 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025381 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025381 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025381 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025381 | SectorSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000025381 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025381 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025381 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000090759 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000090759 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090759 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000090759 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090759 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090759 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090759 | SectorSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000090759 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090759 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000090759 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025378 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025378 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025378 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000025378 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025378 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025378 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025378 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025378 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025378 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025378 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000025379 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025379 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025379 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000025379 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025379 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025379 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025379 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025379 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025379 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025379 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000202031 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202031 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202031 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000202031 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202031 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202031 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202031 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000202031 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202031 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202031 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000161283 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161283 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161283 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000161283 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161283 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161283 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161283 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000161283 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161283 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161283 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000025377 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025377 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025377 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000025377 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025377 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025377 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025377 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025377 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025377 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025377 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000090758 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090758 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000090758 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000090758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090758 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000090758 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000090758 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000090758 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090758 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000090758 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000231823 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231823 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231823 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000231823 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231823 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000231823 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000231823 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000231823 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231823 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231823 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000025416 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025416 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025416 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025416 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000025416 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025416 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025416 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025416 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000025416 | SectorEuro
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025416 | SectorJapanese Yen
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025418 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025418 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025418 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025418 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000025418 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025418 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025418 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025418 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000025418 | SectorEuro
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025418 | SectorJapanese Yen
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000202039 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202039 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000202039 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000202039 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000202039 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000202039 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000202039 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202039 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000202039 | SectorEuro
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202039 | SectorJapanese Yen
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161291 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161291 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161291 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161291 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000161291 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161291 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000161291 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161291 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000161291 | SectorEuro
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000161291 | SectorJapanese Yen
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025414 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025414 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025414 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025414 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000025414 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025414 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025414 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025414 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000025414 | SectorEuro
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025414 | SectorJapanese Yen
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000090762 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000090762 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000090762 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000090762 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000090762 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000090762 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000090762 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000090762 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000090762 | SectorEuro
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090762 | SectorJapanese Yen
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025415 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025415 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025415 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025415 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000025415 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025415 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025415 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025415 | SectorMulti-National
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000025415 | SectorEuro
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025415 | SectorJapanese Yen
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025396 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025396 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000025396 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000025396 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025396 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025396 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025396 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025396 | SectorOhio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025398 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025398 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000025398 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000025398 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025398 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025398 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025398 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025398 | SectorOhio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202035 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000202035 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000202035 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000202035 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202035 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202035 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202035 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202035 | SectorOhio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058953 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000058953 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000058953 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000058953 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058953 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058953 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058953 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058953 | SectorOhio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161287 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161287 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000161287 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000161287 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161287 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161287 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161287 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161287 | SectorOhio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025394 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025394 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000025394 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000025394 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025394 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025394 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025394 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025394 | SectorOhio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058954 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000058954 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000058954 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000058954 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058954 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058954 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058954 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058954 | SectorOhio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025395 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025395 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000025395 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000025395 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025395 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025395 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025395 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025395 | SectorOhio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090159 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090159 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090159 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000090159 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090159 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090159 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090159 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000090159 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000090159 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090159 | SectorDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000090160 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090160 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090160 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000090160 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090160 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090160 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090160 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000090160 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000090160 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090160 | SectorDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000202045 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202045 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202045 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202045 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202045 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202045 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202045 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202045 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202045 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202045 | SectorDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000090163 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090163 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090163 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000090163 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090163 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090163 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090163 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000090163 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000090163 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090163 | SectorDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000195494 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195494 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195494 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195494 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195494 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195494 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195494 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195494 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195494 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195494 | SectorDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000090161 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090161 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090161 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000090161 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090161 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090161 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090161 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000090161 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000090161 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090161 | SectorDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000090162 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090162 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090162 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000090162 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090162 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090162 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090162 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000090162 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000090162 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090162 | SectorDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000215837 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215837 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215837 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215837 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000215837 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215837 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000215837 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215837 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215837 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215837 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215839 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215839 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215839 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215839 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000215839 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215839 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000215839 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215839 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215839 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215839 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215834 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215834 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215834 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215834 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000215834 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215834 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000215834 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215834 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215834 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215834 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215835 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215835 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215835 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215835 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000215835 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215835 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000215835 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215835 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215835 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215835 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215838 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215838 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215838 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215838 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000215838 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215838 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000215838 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215838 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215838 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215838 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215840 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215840 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215840 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215840 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000215840 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215840 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000215840 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215840 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215840 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215840 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051524 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000051524 | SectorUnited States Dollar
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051525 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000051525 | SectorUnited States Dollar
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000202042 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000202042 | SectorUnited States Dollar
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000059010 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000059010 | SectorUnited States Dollar
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161294 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000161294 | SectorUnited States Dollar
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051526 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000051526 | SectorUnited States Dollar
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000059011 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000059011 | SectorUnited States Dollar
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025412 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000025412 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025412 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025412 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025412 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025412 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000025412 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025412 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025412 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025412 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202038 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000202038 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202038 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000202038 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202038 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202038 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000202038 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000202038 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202038 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202038 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161290 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000161290 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161290 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161290 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161290 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161290 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000161290 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161290 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161290 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161290 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025410 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000025410 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025410 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025410 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025410 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025410 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000025410 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025410 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025410 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025410 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090761 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000090761 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000090761 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090761 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000090761 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000090761 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000090761 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090761 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000090761 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000090761 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025411 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000025411 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025411 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025411 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025411 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025411 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000025411 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025411 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025411 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025411 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056392 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000056392 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056392 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000056392 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000056392 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000056392 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000056392 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000056392 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000056392 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000056392 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056393 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000056393 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056393 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000056393 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000056393 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000056393 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000056393 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000056393 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000056393 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000056393 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202043 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000202043 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202043 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202043 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202043 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000202043 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202043 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202043 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000202043 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000202043 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195493 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000195493 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195493 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195493 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195493 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000195493 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000195493 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195493 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000195493 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000195493 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056394 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000056394 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056394 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000056394 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000056394 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000056394 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000056394 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000056394 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000056394 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000056394 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090763 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000090763 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000090763 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000090763 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000090763 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000090763 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000090763 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090763 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000090763 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000090763 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110983 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110983 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110983 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110983 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000110983 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110983 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110983 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110983 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110983 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110983 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110984 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110984 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110984 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110984 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000110984 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110984 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110984 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110984 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110984 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110984 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202046 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202046 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202046 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202046 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000202046 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000202046 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000202046 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202046 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000202046 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202046 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110987 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110987 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110987 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110987 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000110987 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110987 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110987 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110987 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110987 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110987 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161296 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161296 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161296 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161296 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000161296 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161296 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000161296 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161296 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000161296 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161296 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110985 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110985 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110985 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110985 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000110985 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110985 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110985 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110985 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110985 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110985 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110986 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110986 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110986 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110986 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000110986 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110986 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000110986 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110986 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110986 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110986 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025390 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025390 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000025390 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000025390 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025392 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025392 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000025392 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000025392 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202034 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000202034 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000202034 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000202034 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161286 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161286 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000161286 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000161286 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025388 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025388 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000025388 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000025388 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058952 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000058952 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000058952 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000058952 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025389 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025389 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000025389 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000025389 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090150 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000090150 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090150 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090150 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090150 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000090150 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000090150 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000090150 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000090150 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090150 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090151 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000090151 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090151 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090151 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090151 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000090151 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000090151 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000090151 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000090151 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090151 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202044 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000202044 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202044 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202044 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202044 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000202044 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000202044 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000202044 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000202044 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000202044 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090154 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000090154 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090154 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090154 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090154 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000090154 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000090154 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000090154 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000090154 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090154 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161295 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000161295 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161295 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161295 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161295 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161295 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000161295 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000161295 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000161295 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000161295 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090152 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000090152 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090152 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090152 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090152 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000090152 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000090152 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000090152 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000090152 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090152 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090153 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000090153 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090153 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090153 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090153 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000090153 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000090153 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000090153 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000090153 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090153 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025402 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025402 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	124.30%
C000025402 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025402 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025402 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025402 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000202036 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000202036 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	124.30%
C000202036 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202036 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000202036 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000202036 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161288 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000161288 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	124.30%
C000161288 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161288 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161288 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161288 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025400 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025400 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	124.30%
C000025400 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025400 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025400 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025400 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000090760 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000090760 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	124.30%
C000090760 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090760 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090760 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000090760 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025401 | SectorSovereign
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025401 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	124.30%
C000025401 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025401 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025401 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025401 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%